Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income	$ 4,756	$ 5,115	$ 6,865	$ 7,180	$ 7,028
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	315	210	315	370	196
Investment securities gain, net	(303)	(257)	(323)	(248)	(11)
Depreciation and amortization	774	763	1,013	1,049	891
Amortization of premium and discount on investment securities	352	553	669	737	1,100
Accretion of deferred loan fees, net	(150)	(468)	(603)	(237)	(245)
Origination of loans held for sale	(15,497)	(14,740)	(17,889)	(6,223)
Proceeds from sale of loans	16,046	14,844	17,549	6,022
Gain on sale of loans	(322)	(286)	(329)	(237)
Earnings on bank-owned life insurance	(297)	(262)	(624)	(276)	(280)
Deferred income tax	224	397	558	(154)	423
Stock-based compensation expense			18	10
Loss (gain) on other real estate owned	(52)	72	(48)	183	18
Other real estate owned writedowns	73	56	102	123	101
(Increase) decrease in accrued interest receivable	(139)	(481)	(292)	40	28
(Decrease) increase in accrued interest payable	(4)	58	80	(49)	(128)
Decrease in prepaid federal deposit insurance					513
Other, net	253	(158)	121	(831)	263
Net cash provided by operating activities	6,029	5,416	7,182	7,459	9,897
INVESTING ACTIVITIES
Proceeds from repayments and maturities	17,896	7,530	13,497	13,474	25,411
Proceeds from sale of securities	9,115	15,284	15,686	8,383	25,088
Purchases	(1,744)	(14,876)	(21,946)	(12,287)	(25,815)
Increase in loans, net	(53,430)	(40,554)	(63,937)	(36,222)	(29,829)
Proceeds from the sale of other real estate owned	781	1,094	1,762	832	882
Purchase of bank-owned life insurance		(4,000)	(4,000)
Purchase of premises and equipment	(679)	(454)	(507)	(902)	(1,834)
Net cash used for investing activities	(28,061)	(35,976)	(59,445)	(26,722)	(6,097)
FINANCING ACTIVITIES
Net increase (decrease) in deposits	14,895	40,436	38,335	17,276	(24,499)
Increase (Decrease) in short-term borrowings, net	(3,022)	(10,761)	21,017	3,999	4,271
Repayment of other borrowings	(226)	(324)	(685)	(985)	(1,361)
Common stock issued	11,239				74
Stock options exercised		6	(7)	(50)	(77)
Proceeds from dividend reinvestment and purchase plan	382	504	651	590	736
Purchase of treasury stock			(6,784)
Cash dividends	(1,710)	(1,645)	(2,153)	(2,121)	(2,097)
Net cash provided by (used for) financing activities	21,558	28,216	50,374	18,709	(22,953)
Increase (decrease) in cash and cash equivalents	(474)	(2,344)	(1,889)	(554)	(19,153)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	23,750	25,639	25,639	26,193	45,346
CASH AND CASH EQUIVALENTS AT END OF PERIOD	23,276	23,295	23,750	25,639	26,193
SUPPLEMENTAL INFORMATION
Interest on deposits and borrowings	3,121	2,774	3,740	4,119	5,378
Income taxes	475	350	800	2,260	1,620
Non-cash investing transactions:
Transfers from loans to other real estate owned	$ 595	$ 638	638	$ 1,030	2,113
Loans to facilitate the sale of other real estate owned					$ (260)
Death benefit proceeds not yet received from insurance company			$ 575